Document and Entity Information	Oct. 12, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001839439
Document Type	8-K
Document Period End Date	Oct. 12, 2021
Entity Registrant Name	PAYCOR HCM, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40640
Entity Tax Identification Number	83-1813909
Entity Address, Address Line One	4811 Montgomery Road
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45212
City Area Code	(800)
Local Phone Number	381-0053
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	PYCR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false